Inventories	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

As of June 30, 2023 and December 31, 2022, the Company had finished goods of €8,742,895 and €10,106,216, respectively. During the six months ended June 30, 2023 and 2022, the Company recorded provision on slowing moving inventory in the statements of operations of € 0 and € 0, respectively. As of June 30, 2023 and December 31, 2022, there are provision for obsolescence of €90,345 and €90,345, respectively.

The Company outsourced the management of inventories to a third party with all the inventories located in warehouse owned by the third parties. The Company pays a monthly fee to the warehouse company for insurance coverage of the inventories, as stated in the agreement between both parties.